SCHEDULE OF KEY COMPENSATION AWARDS (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Director fees	$ 151,663	$ 107,446
Salaries	102,115	127,565
Share-based payments	263,242	322,083
Total	$ 517,020	$ 557,094